8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of valuation of stock options granted
	2021	2020	2019

Risk-free interest rate	0.24%	1.56%	1.93%
Expected life of options	1 year	1 year	5 years
Annualized volatility	98.41%	118.49%	103.17%
Dividends	0.00%	0.00%	0.00%